Partners' Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Business Acquisition
Equity offering	14,555,000
Net price per common unit	$ 9.53
Net proceeds from equity offering	$ 133,327
Issuance of partnership's units		$ 132,588
$370,000 Credit Facility
Business Acquisition
Line of credit facility, maximum borrowing capacity	370,000
$350,000 Credit Facility
Business Acquisition
Line of credit facility, maximum borrowing capacity	350,000
$25,000 Credit Facility
Business Acquisition
Line of credit facility, maximum borrowing capacity	$ 25,000
Class B Convertible Preferred Units
Business Acquisition
Number of Class B convertible preferred units converted to common units		1,240,404	350,000
Underwriters Exercise of Overallotment Options
Business Acquisition
Equity offering	1,755,000
CMTC
Business Acquisition
Units purchased	1,100,000
Common Units converted to General Partner Units		315,908		0
Interest of CGP in the partnership		2.00%		2.00%